Fair Value Measurements - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022
Assets:
Short-term investments	$ 71,230		$ 69,448
Assets	72,117		69,963
Liabilities:
Derivative liability	2,508	$ 2,248	971
Liabilities	2,508		971
Public Warrants
Liabilities:
Warrant liabilities	1,555
Private Placement Warrants
Liabilities:
Warrant liabilities	953
Level 1
Assets:
Short-term investments	849		0
Assets	1,736		515
Liabilities:
Derivative liability			0
Liabilities	1,555		0
Level 1 | Public Warrants
Liabilities:
Warrant liabilities	1,555
Level 1 | Private Placement Warrants
Liabilities:
Warrant liabilities	0
Level 2
Assets:
Short-term investments	70,381		69,448
Assets	70,381		69,448
Liabilities:
Derivative liability			0
Liabilities	953		0
Level 2 | Public Warrants
Liabilities:
Warrant liabilities	0
Level 2 | Private Placement Warrants
Liabilities:
Warrant liabilities	953
Level 3
Assets:
Short-term investments	0		0
Assets	0		0
Liabilities:
Derivative liability			971
Liabilities	0		971
Level 3 | Public Warrants
Liabilities:
Warrant liabilities	0
Level 3 | Private Placement Warrants
Liabilities:
Warrant liabilities	0
Money market mutual funds
Assets:
Cash equivalents	887		515
Money market mutual funds | Level 1
Assets:
Cash equivalents	887		515
Money market mutual funds | Level 2
Assets:
Cash equivalents	0		0
Money market mutual funds | Level 3
Assets:
Cash equivalents	$ 0		$ 0